Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Allowance for D/A	$ 75	$ 74	$ 79	$ 66	$ 81
Accumulated depreciation	$ 857	$ 866	$ 813
Common stock par value	$ 0.01	$ 0.01	$ 0.01